UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05655

DWS Municipal Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2013 (Unaudited)

DWS Municipal Income Trust
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 114.8%
Alabama 0.2%
Camden, AL, Industrial Development Board Revenue, Series B, AMT, Prerefunded, 6.375%, 12/1/2024	1,000,000	1,047,060
Arizona 1.1%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037	1,050,000	1,215,564
5.5%, 12/1/2029	1,400,000	1,714,720
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2040	3,000,000	3,333,090

		6,263,374
California 21.4%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series F-1, 5.125%, 4/1/2039	5,000,000	5,691,800
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	3,500,000	4,163,285
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	3,180,000	4,591,570
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, 7.2%, 8/1/2039	5,000,000	5,822,300
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	6,182,134
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039	11,730,000	11,929,410
California, State General Obligation:
5.0%, 2/1/2033	5,000,000	5,775,700
5.25%, 4/1/2035	4,295,000	5,049,546
5.5%, 3/1/2040	1,370,000	1,622,560
6.0%, 4/1/2038	10,000,000	12,088,500
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	2,000,000	2,464,660
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, Prerefunded, 5.5%, 6/1/2021	2,500,000	2,598,550
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/1/2034	6,640,000	8,026,166
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039, GTY: American Baptist Homes of the Midwest	1,250,000	1,424,313
Corona-Norco, CA, Unified School District, Election of 2006, Series A, 5.0%, 8/1/2031, INS: AGMC	5,130,000	5,793,206
Kern, CA, High School District, Election of 2004, Series B, Prerefunded, 5.0%, 8/1/2030, INS: AGMC	13,270,000	14,438,556
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	3,000,000	3,634,110
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series B, 5.0%, 5/15/2035	8,500,000	9,556,890
Port Oakland, CA, Series A, AMT, 5.0%, 11/1/2027, INS: NATL	5,850,000	6,480,396
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,850,000	3,300,214

		120,633,866
Colorado 2.0%
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024, INS: NATL	2,500,000	2,727,025
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	2,500,000	2,573,425
Colorado, Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A, 5.0%, 11/1/2037	3,500,000	4,063,185
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	1,785,000	1,989,008

		11,352,643
Florida 12.7%
Broward County, FL, Airport Systems Revenue, Series Q-1, 5.0%, 10/1/2037	8,510,000	9,634,852
Miami-Dade County, FL, Aviation Revenue, Series A, 5.5%, 10/1/2041	10,000,000	11,559,300
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	8,500,000	9,544,990
Series A-1, 5.375%, 10/1/2035	2,000,000	2,289,620
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.75%, 4/1/2028	3,000,000	3,350,220
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,362,160
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.5%, 10/1/2028	5,290,000	5,889,621
5.75%, 10/1/2038	5,000,000	5,573,400
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	2,705,000	3,031,548
Series A, 5.0%, 7/1/2040	11,895,000	13,199,287
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	3,570,000	4,031,351

		71,466,349
Georgia 7.6%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	1,030,000	1,146,751
Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,883,302
Atlanta, GA, Water & Wastewater Revenue, Series A, 6.25%, 11/1/2039	5,815,000	7,024,520
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series A, 5.5%, 2/15/2045	2,135,000	2,382,169
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020	7,250,000	8,435,520
Series A, 5.5%, 9/15/2024	5,000,000	6,020,550
Series A, 5.5%, 9/15/2028	10,000,000	12,064,200
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	3,300,000	3,823,182

		42,780,194
Hawaii 2.1%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	4,200,000	4,651,878
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	1,000,000	1,175,450
Honolulu City & County, HI, Wastewater Systems Revenue, Series A, 5.25%, 7/1/2036	5,215,000	6,165,799

		11,993,127
Idaho 0.9%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center:
5.0%, 7/1/2035, INS: AGMC	2,500,000	2,779,300
6.75%, 11/1/2037	2,135,000	2,524,744

		5,304,044
Illinois 8.5%
Chicago, IL, Airport Revenue, O'Hare International Airport:
Series A, 5.75%, 1/1/2039	5,000,000	5,879,700
Series B, 6.0%, 1/1/2041	9,000,000	10,935,540
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2035	2,025,000	2,262,411
Chicago, IL, Water Revenue, 5.0%, 11/1/2032	3,000,000	3,469,110
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	2,500,000	2,767,350
Series D, 6.5%, 11/1/2038	1,000,000	1,210,840
Illinois, Finance Authority Revenue, Memorial Health Systems, 5.5%, 4/1/2039	4,200,000	4,646,166
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	5,750,000	6,292,397
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050, INS: AGMC	3,000,000	3,253,260
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	915,000	1,097,021
Illinois, State Finance Authority Revenue, Ascension Health Credit Group:
Series A, 5.0%, 11/15/2032	730,000	844,522
Series A, 5.0%, 11/15/2037	520,000	590,450
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	1,580,000	1,721,647
Illinois, State Finance Authority Revenue, University of Chicago Medical Center, Series B, 0.09% *, 8/1/2044, LOC: Wells Fargo Bank NA	1,800,000	1,800,000
University of Illinois, Auxiliary Facilities Systems, Series A, 5.25%, 4/1/2041	1,250,000	1,405,288

		48,175,702
Indiana 0.4%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	1,745,000	2,059,746
Kentucky 1.7%
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2042, INS: AGC	4,000,000	4,370,960
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	5,000,000	5,302,050

		9,673,010
Louisiana 1.0%
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	3,322,440
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	2,315,000	2,475,754

		5,798,194
Maryland 0.5%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	1,100,000	1,361,624
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, 5.75%, 1/1/2033	1,500,000	1,641,690

		3,003,314
Massachusetts 1.6%
Massachusetts, Airport Revenue, U.S. Airways, Inc. Project, Series A, AMT, 5.875%, 9/1/2023, INS: NATL	5,000,000	5,005,800
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	3,570,000	3,979,051

		8,984,851
Michigan 4.9%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	1,120,000	1,227,722
Michigan, State Building Authority Revenue, Series I-A, 5.375%, 10/15/2041	7,500,000	8,638,950
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	2,495,000	2,785,318
Series I, 6.0%, 10/15/2038	1,000,000	1,207,950
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	5,000,000	5,714,250
Michigan, State Hospital Finance Authority, Trinity Health Credit Group, Series C, 5.0%, 12/1/2034	4,950,000	5,551,326
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	1,800,000	2,297,016

		27,422,532
Minnesota 0.2%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,140,000	1,389,979
Mississippi 0.3%
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,754,040
Nevada 3.1%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	4,305,000	4,814,626
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	10,000,000	10,671,700
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,830,000	2,081,844

		17,568,170
New Jersey 4.6%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, Prerefunded, 5.75%, 6/15/2034	1,090,000	1,168,436
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019, INS: AGMC	5,000,000	6,185,250
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,400,000	1,401,036
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2038	2,095,000	2,353,963
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.5%, 6/15/2031	1,200,000	1,426,128
Series A, 5.5%, 6/15/2041	5,460,000	6,370,674
Series A, 6.0%, 12/15/2038	1,955,000	2,344,123
Series A, Prerefunded, 6.0%, 12/15/2038	1,045,000	1,346,660
New Jersey, State Turnpike Authority Revenue:
Series A, 5.0%, 1/1/2035	1,065,000	1,219,074
Series E, 5.25%, 1/1/2040	1,750,000	1,960,980

		25,776,324
New York 8.5%
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2032	2,565,000	2,958,163
Series E, 5.0%, 11/15/2042	765,000	859,103
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	1,490,000	1,663,510
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,350,380
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction:
5.0%, 12/15/2041	4,255,000	4,811,894
5.25%, 12/15/2043	5,000,000	5,749,250
New York, State Thruway Authority Revenue, Series I, 5.0%, 1/1/2037	1,340,000	1,518,341
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	15,500,000	15,708,475
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	3,750,000	4,386,525
Niagara Falls, NY, School District General Obligation, 5.6%, 6/15/2014, INS: AGMC	1,180,000	1,262,777
Port Authority of New York & New Jersey, AMT, 5.0%, 10/1/2034	6,000,000	6,858,720

		48,127,138
North Carolina 0.6%
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	3,000,000	3,612,570
North Dakota 0.7%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	4,029,070
Ohio 2.7%
Kent, OH, State University Revenues, General Receipts, Series A, 5.0%, 5/1/2037	1,500,000	1,704,840
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	1,500,000	1,882,185
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,445,000	1,616,998
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health:
Series A, 5.5%, 1/1/2039	5,000,000	5,841,450
Series B, 5.5%, 1/1/2039	3,500,000	3,956,505

		15,001,978
Pennsylvania 2.3%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,914,149
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, 5.375%, 7/1/2042	7,000,000	7,711,970
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	2,835,000	3,094,232

		12,720,351
Puerto Rico 3.6%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	3,200,000	3,391,264
Series A, 6.5%, 8/1/2044	15,000,000	17,092,050

		20,483,314
Rhode Island 0.4%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	2,000,000	2,363,360
South Carolina 1.7%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,147,370
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	5,420,000	5,576,746
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	2,550,000	2,874,411

		9,598,527
Tennessee 1.6%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2021	2,000,000	2,295,260
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	4,000,000	4,517,440
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	2,050,000	2,163,652

		8,976,352
Texas 14.0%
Austin, TX, Electric Utility Systems Revenue, 5.0%, 11/15/2037	920,000	1,066,868
Gulf Coast, TX, Waste Disposal Authority, Exxon Mobil Project, AMT, 0.11% *, 6/1/2030	1,200,000	1,200,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, 7.25%, 12/1/2035	1,000,000	1,244,410
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,624,840
Houston, TX, Airport Revenue, People Mover Project, Series A, AMT, 5.5%, 7/15/2017, INS: AGMC	3,300,000	3,313,200
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	3,500,000	4,020,695
Second Tier, Series F, 5.75%, 1/1/2038	6,500,000	7,199,205
First Tier, 6.0%, 1/1/2043	5,000,000	5,848,600
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, 5.0%, 9/1/2032	2,000,000	2,325,300
Texas, Dallas/Fort Worth International Airport Revenue:
Series F, AMT, 5.0%, 11/1/2035	2,000,000	2,182,720
Series A, 5.25%, 11/1/2038	4,000,000	4,552,480
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	2,000,000	2,007,700
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.756% **, 12/15/2017	6,925,000	6,792,663
Series B, 0.906% **, 12/15/2026	1,500,000	1,280,880
Series D, 6.25%, 12/15/2026	5,000,000	6,514,800
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	1,155,000	1,372,059
5.5%, 8/1/2025	7,250,000	8,717,980
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	1,600,000	1,880,432
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue:
5.0%, 12/15/2030	250,000	272,523
5.0%, 12/15/2031	500,000	542,925
5.0%, 12/15/2032	2,000,000	2,163,260
Texas, State Transportation Commission, Turnpike Systems Revenue, Series A, 5.0%, 8/15/2041	3,200,000	3,517,504
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	6,500,000	7,377,110

		79,018,154
Virginia 0.3%
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,699,238
Washington 2.7%
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	6,000,000	6,602,640
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	1,825,000	2,564,672
Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,908,900

		15,076,212
Wisconsin 0.9%
Wisconsin, State Health & Educational Facilities Authority Revenue, Froedtert Health System, Inc., Series A, 5.0%, 4/1/2042	2,650,000	2,984,085
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	1,555,000	1,827,747

		4,811,832

Total Municipal Bonds and Notes (Cost $560,091,298)		647,964,615
Municipal Inverse Floating Rate Notes (a) 41.0%
California 2.1%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (b)	10,000,000	11,594,397
Trust: California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-5, 144A, 13.693%, 4/1/2014, Leverage Factor at purchase date: 3 to 1
Florida 6.6%
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (b)	3,740,000	4,281,114
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (b)	3,915,000	4,481,432
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (b)	4,122,500	4,718,955
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (b)	4,317,500	4,942,168
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (b)	16,470,000	18,852,926
Trust: Miami-Dade County, FL, Transit Improvements, Series 2008-1160, 144A, 9.331%, 7/1/2016, Leverage Factor at purchase date: 2 to 1

		37,276,595
Massachusetts 4.7%
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2032 (b)	18,250,000	20,732,567
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2037 (b)	5,000,000	5,680,155
Trust: Massachusetts, State Pollution Control, Water Utility Improvements, Series 3159, 144A, 13.632%, 8/1/2015, Leverage Factor at purchase date: 3 to 1

		26,412,722
Nevada 5.9%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2028 (b)	9,447,355	10,915,228
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2029 (b)	9,919,723	11,460,989
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2030 (b)	9,627,878	11,123,799
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.633%, 6/1/2016, Leverage Factor at purchase date: 3 to 1

		33,500,016
New York 11.7%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (b)	10,000,000	11,474,037
Trust: New York, State Dormitory Authority Revenue, Series 3160, 144A, 13.634%, 3/15/2015, Leverage Factor at purchase date: 3 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2024 (b)	10,000,000	11,524,600
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-3, 144A, 18.05%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2025 (b)	5,425,000	6,171,653
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2027 (b)	8,080,000	9,192,065
Trust: New York, State Dormitory Authority Revenues, Series 3169, 144A, 13.63%, 7/1/2025, Leverage Factor at purchase date: 3 to 1
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2033 (b)	6,000,000	6,802,380
Trust: New York, Triborough Bridge & Tunnel Authority Revenues, Series 2008-1188, 144A, 9.29%, 11/15/2033, Leverage Factor at purchase date: 2 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (b)	17,560,000	20,589,802
Trust: New York City, NY, Series 2008-1190, 144A, 9.29%, 11/1/2027, Leverage Factor at purchase date: 2 to 1

		65,754,537
Tennessee 6.7%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (b)	10,756,695	12,924,082
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 18.045%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (b)	10,200,000	12,254,586
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 18.05%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (b)	10,564,925	12,692,026
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 18.058%, 1/1/2016, Leverage Factor at purchase date: 4 to 1

		37,870,694
Virginia 3.3%
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2027 (b)	8,190,000	9,674,071
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2028 (b)	7,630,000	9,012,596
Trust: Virginia, State Resource Authority, Clean Water Revenue, Series 2917, 144A, 11.357%, 10/1/2028, Leverage Factor at purchase date: 2.5 to 1

		18,686,667

Total Municipal Inverse Floating Rate Notes (Cost $200,640,344)		231,095,628

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $760,731,642) †	155.8	879,060,243
MTPS, at Liquidation Value	(33.5)	(188,865,000)
Other Assets and Liabilities, Net	(20.6)	(116,170,537)
Remarketed Preferred Shares, at Liquidation Value	(1.7)	(9,885,000)

Net Assets Applicable to Common Shareholders	100.0	564,139,706

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of February 28, 2013.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2013.

†
The cost for federal income tax purposes was $632,352,604.  At February 28, 2013, net unrealized appreciation for all securities based on tax cost was $120,861,063.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $122,258,666 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,397,603.

(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(b) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(c)	$—	$879,060,243	$—	$879,060,243
Total	$—	$879,060,243	$—	$879,060,243

There have been no transfers between fair value measurement levels during the period ended February 28, 2013.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 19, 2013